TAXATION - Deferred Tax Assets and Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating losses	$ 11,663	$ 9,515
Share issuance costs	616	1,311
Share based compensation	210	1,385
Inventory	2,032	1,298
Lease liabilities	1,170
Other assets	1,153	763
Total deferred tax assets	16,844	14,272
Deferred tax liabilities
Depreciation	(7,846)	(7,173)
Amortization	(63,320)	(69,440)
Debt financing costs	(584)	(1,202)
Other liabilities	(40)	(86)
Total deferred tax liabilities	(71,790)	(77,901)
Valuation allowance	(10,019)	(8,784)
Net deferred tax liability	(64,965)	(72,413)
Increase in valuation allowance	1,235	232
Net operating loss carryforwards subject to expiration	32,865	30,538
State and Local Jurisdiction [Member]
Deferred tax liabilities
Net operating loss carryforwards subject to expiration	$ 15,688	$ 15,867